Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares issued	10,031,273	10,031,273	10,031,273	7,986,112
Common stock, shares outstanding	10,031,273	10,031,273	10,031,273	7,986,112
Reverse stock split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split.	1.2-for-1 reverse stock split.